Consolidated Statements of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Statement of comprehensive income [abstract]
Net income/(loss)	$ 342.7	₨ 28,160.6	₨ (112,372.2)	₨ (142,138.0)
(i) Items that will not be reclassified subsequently to profit and loss:
Remeasurement gains / (losses) on defined benefit obligations (net)	(24.1)	(1,980.0)	70,834.7	(72,858.7)
Share of remeasurement gains / (losses) on defined benefit obligations (net) of equity accounted investees	0.1	4.2	19.3	(15.2)
Unrealized gains / (losses) on investments (net)	(16.8)	(1,376.5)	3,924.6	4,158.6
Share of Unrealized gains / (losses) on investments (net) of equity accounted investees	0.7	58.6	28.4	45.4
Income tax relating to items that will not be reclassified subsequently	8.9	731.9	(9,637.9)	13,691.1
Items that will not be reclassified subsequently to profit and loss	(31.2)	(2,561.8)	65,169.1	(54,978.8)
(ii) Items that may be reclassified subsequently to profit and loss:
Currency translation (net)	93.3	7,666.0	(3,279.0)	37,000.9
Gains / (losses) on cash flow hedges (net)	(164.0)	(13,476.1)	(90,649.9)	54,427.9
Gains on finance receivables held at fair value	11.9	975.2	1,981.6	2,069.0
Share of other comprehensive income of equity accounted investees (net)	0.6	53.0	2,178.9	1,500.1
Income tax relating to items that may be reclassified subsequently	(143.7)	(11,807.2)	20,282.9	(11,007.8)
Items that may be reclassified subsequently to profit and loss	(201.9)	(16,589.1)	(69,485.5)	83,990.1
Other comprehensive income/(loss) for the year, net of tax (i+ii)	(233.1)	(19,150.9)	(4,316.4)	29,011.3
Total comprehensive income/(loss) for the year	109.6	9,009.7	(116,688.6)	(113,126.7)
Attributable to:
Shareholders of Tata Motors Limited	73.7	6,056.3	(118,021.9)	(113,881.2)
Non-controlling interests	$ 35.9	₨ 2,953.4	₨ 1,333.3	₨ 754.5